SHARE-BASED PAYMENT - Share Options Other Disclosures (Details) - Employee Stock Option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHARE-BASED PAYMENT
Intrinsic value share options exercised	$ 94	$ 949	$ 1,579
Weighted average grant date fair value of options granted	$ 0.26	$ 0.4	$ 0.28
Unrecognized compensation expenses related to the options	$ 513